                        SUPPLEMENT DATED NOVEMBER 7, 2000
                      TO THE PROSPECTUS DATED JULY 27, 2000
                            OF OCC ACCUMULATION TRUST

                        CHANGES TO "RISK/RETURN SUMMARY"

REPLACE THE TEXT AFTER THE SECOND BULLET IN THE SUBSECTION OF THE PROSPECTUS CAPTIONED "PRINCIPAL INVESTMENT STRATEGIES" UNDER THE HEADING "RISK/RETURN SUMMARY" WITH THE FOLLOWING:

         The Small Cap Portfolio invests primarily in equity securities of companies with market capitalizations under $2 billion.


                  CHANGES TO "PRINCIPAL INVESTMENT STRATEGIES"

1. REPLACE THE FIRST ANSWER IN THE SUBSECTION "SMALL CAP PORTFOLIO" UNDER THE HEADING "PRINCIPAL INVESTMENT STRATEGIES" WITH THE FOLLOWING:

         Capital appreciation through a diversified portfolio consisting primarily of securities of companies with market capitalizations of under $2 billion at time of purchase.

2. REPLACE THE WORDS "1 BILLION" IN THE SECOND ANSWER IN THE SUB-SECTION "SMALL CAP PORTFOLIO" UNDER THE HEADING "PRINCIPAL INVESTMENT STRATEGIES" WITH "2 BILLION."

                        SUPPLEMENT DATED NOVEMBER 7, 2000
                      TO THE PROSPECTUS DATED JULY 27, 2000
                            OF OCC ACCUMULATION TRUST

                        CHANGES TO "RISK/RETURN SUMMARY"

REPLACE THE TEXT AFTER THE SECOND BULLET IN THE SUBSECTION OF THE PROSPECTUS CAPTIONED "PRINCIPAL INVESTMENT STRATEGIES" UNDER THE HEADING "RISK/RETURN SUMMARY" WITH THE FOLLOWING:

         The Small Cap Portfolio invests primarily in equity securities of companies with market capitalizations under $2 billion.


                  CHANGES TO "PRINCIPAL INVESTMENT STRATEGIES"

1. REPLACE THE FIRST ANSWER IN THE SUBSECTION "SMALL CAP PORTFOLIO" UNDER THE HEADING "PRINCIPAL INVESTMENT STRATEGIES" WITH THE FOLLOWING:

         Capital appreciation through a diversified portfolio consisting primarily of securities of companies with market capitalizations of under $2 billion at time of purchase.

2. REPLACE THE WORDS "1 BILLION" IN THE SECOND ANSWER IN THE SUB-SECTION "SMALL CAP PORTFOLIO" UNDER THE HEADING "PRINCIPAL INVESTMENT STRATEGIES" WITH "2 BILLION."


                          CHANGES TO "FUND MANAGEMENT"

INSERT THE FOLLOWING BIOGRAPHY IN THE SUBSECTION "PORTFOLIO MANAGERS" UNDER THE HEADING "FUND MANAGEMENT" WITH THE FOLLOWING:

         John Lindenthal, Managing Director and senior equity portfolio manager and analyst at Oppenheimer Capital, is the portfolio manager of the Equity Portfolio. Mr. Lindenthal joined Oppenheimer Capital in 1979 from Bank of America where he was a senior portfolio manager responsible primarily for pension assets. Mr. Lindenthal graduated from the University of Santa Clara in California with a BS in Economics and an MBA in Finance.